Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table for CEO($)(1)	Compensation Actually Paid to CEO(1)(3) ($)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers(2)(3) ($)	Cumulative TSR ($)	Peer Group Cumulative TSR(4) ($)	Net Earnings ($, in thousands)	Company Selected Measure - Adjusted Non-GAAP ROIC(5)
2025	10,498,947	684,103	3,310,194	2,127,847	107.07	186.96	157,347	15.15%
2024	8,658,843	(3,178,281)	2,358,193	(573,947)	216.39	192.86	249,691	15.28%
2023	10,693,722	21,050,619	3,991,384	7,306,108	252.08	154.93	281,309	17.27%
2022	6,217,650	5,877,012	3,233,865	3,191,053	142.65	122.55	280,608	15.94%
2021	6,638,325	10,466,880	2,212,425	3,158,776	151.66	152.67	219,345	14.01%

Company Selected Measure Name	Adjusted non-GAAP ROIC
Named Executive Officers, Footnote	Joyce A. Mullen served as our CEO in 2025, 2024, 2023 and 2022 and Kenneth T. Lamneck was our CEO in 2021. 2.For 2025, our non-CEO Named Executive Officers were James A. Morgado, Adrian Gregory, Jennifer Vasin and Robert Green. For 2024 and 2023, our non-CEO Named Executive Officers were Glynis A. Bryan, Dee Burger, Adrian Gregory, and Samuel C. Cowley. For 2022, our non-CEO Named Executive Officers were Glynis A. Bryan, Dee Burger, James A. Morgado and Samuel C. Cowley. For 2021, our non-CEO Named Executive Officers were Glynis A. Bryan, Joyce A. Mullen, Emma de Sousa and Samuel C. Cowley.
Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes an industry benchmark index, the Nasdaq US Benchmark Computer Hardware TR Index, which we also utilize in the stock performance graph required by Item 201(e) of SEC Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount	$ 10,498,947	$ 8,658,843	$ 10,693,722	$ 6,217,650	$ 6,638,325
PEO Actually Paid Compensation Amount	$ 684,103	(3,178,281)	21,050,619	5,877,012	10,466,880
Adjustment To PEO Compensation, Footnote	For each of 2025, 2024, 2023, 2022, and 2021, the values included in this column for the compensation actually paid to our CEO and the average compensation actually paid to our non-CEO Named Executive Officers have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the CEO or other Named Executive Officers. These amounts reflect the Summary Compensation Table Total with certain adjustments in accordance with Item 402(v) of Regulation S-K as described in the tables below.

CEO	Kenneth T. Lamneck	Joyce A. Mullen	Joyce A. Mullen	Joyce A. Mullen	Joyce A. Mullen
Year	2021	2022	2023	2024	2025
Summary Compensation Table Total for CEO	$6,638,325	$6,217,650	$10,693,722	$8,658,843	$10,498,947
Equity values reported in SCT	(3,750,037)	(3,258,530)	(8,218,464)	(6,902,996)	(8,085,326)
Fair value of equity compensation granted in current year - value at year end	4,424,646	3,259,344	14,035,476	5,026,258	2,926,292
Awards made in prior fiscal years that were unvested at the end of the current fiscal year, add/subtract change in fair value from end of prior fiscal year to end of current fiscal year	2,555,090	(187,001)	3,436,806	(2,840,216)	(4,944,130)
Awards made in prior fiscal years that vested during current fiscal year, add/subtract change in fair value from end of prior fiscal year to vesting date	598,856	(154,451)	1,103,079	89,223	288,320
Awards made in prior fiscal years that were forfeited during current fiscal years, subtract fair value of forfeited awards determined at the end of prior year	$—	$—	$—	$(7,209,393)	$—
Compensation Actually Paid to CEO	$10,466,880	$5,877,012	$21,050,619	$(3,178,281)	$684,103

Non-PEO NEO Average Total Compensation Amount	$ 3,310,194	2,358,193	3,991,384	3,233,865	2,212,425
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,127,847	(573,947)	7,306,108	3,191,053	3,158,776
Adjustment to Non-PEO NEO Compensation Footnote	For each of 2025, 2024, 2023, 2022, and 2021, the values included in this column for the compensation actually paid to our CEO and the average compensation actually paid to our non-CEO Named Executive Officers have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the CEO or other Named Executive Officers. These amounts reflect the Summary Compensation Table Total with certain adjustments in accordance with Item 402(v) of Regulation S-K as described in the tables below.

Average for Non-CEO NEOs	2021	2022	2023	2024	2025
Average SCT Total for Non-CEO NEOs	$2,212,425	$3,233,865	$3,991,384	$2,358,193	$3,310,194
Equity values reported in SCT	(1,112,583)	(1,892,846)	(2,464,121)	(1,393,010)	(2,361,155)
Fair value of equity compensation granted in current year - value at year end	1,251,910	1,957,516	4,074,844	1,004,538	1,761,724
Awards made in prior fiscal years that were unvested at the end of the current fiscal year, add/subtract change in fair value from end of prior fiscal year to end of current fiscal year	596,432	(55,134)	1,323,977	(883,107)	(573,287)
Awards made in prior fiscal years that vested during current fiscal year, add/subtract change in fair value from end of prior fiscal year to vesting date	210,592	(52,348)	380,024	104,356	72,201
Awards made in prior fiscal years that were forfeited during current fiscal years, subtract fair value of forfeited awards determined at the end of prior year	$—	$—	$—	$(1,764,917)	$(81,830)
Average Compensation Actually Paid to Non-CEO NEOs	$3,158,776	$3,191,053	$7,306,108	$(573,947)	$2,127,847

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between CEO and Non-CEO Named Executive Officers Compensation Actually Paid and Insight TSR, and Comparison of Insight TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our non-CEO Named Executive Officers, and the Company’s cumulative TSR over the five most recently completed fiscal years. The following chart also sets forth a comparison of the Company’s cumulative TSR and cumulative Peer Group TSR.

Compensation Actually Paid vs. Net Income
Description of Relationship Between CEO and Non-CEO Named Executive Officers Compensation Actually Paid and Net Earnings

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our non-CEO Named Executive Officers and our Net Earnings during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between CEO and Non-CEO Named Executive Officers Compensation Actually Paid and Adjusted Non-GAAP ROIC
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our non-CEO Named Executive Officers, and the Company selected financial measure - Adjusted non-GAAP ROIC over the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between CEO and Non-CEO Named Executive Officers Compensation Actually Paid and Insight TSR, and Comparison of Insight TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our non-CEO Named Executive Officers, and the Company’s cumulative TSR over the five most recently completed fiscal years. The following chart also sets forth a comparison of the Company’s cumulative TSR and cumulative Peer Group TSR.

Tabular List, Table

Performance Measures
Adjusted Non-GAAP ROIC from Adjusted Non-GAAP EFO
Adjusted Non-GAAP EFO
Cloud and Core Services GP

Total Shareholder Return Amount	$ 107.07	216.39	252.08	142.65	151.66
Peer Group Total Shareholder Return Amount	186.96	192.86	154.93	122.55	152.67
Net Income (Loss)	$ 157,347,000	$ 249,691,000	$ 281,309,000	$ 280,608,000	$ 219,345,000
Company Selected Measure Amount	0.1515	0.1528	0.1727	0.1594	0.1401
PEO Name	1.Joyce A. Mullen	1.Joyce A. Mullen	1.Joyce A. Mullen	1.Joyce A. Mullen	Kenneth T. Lamneck
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our President and CEO and to our non-CEO Named Executive Officers and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our Named Executive Officers during a covered year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.
Tabular List
	The following table presents the financial performance measures that the Company considers having been the most important in linking compensation actually paid to our CEO and non-CEO Named Executive Officers during 2025 to Company performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Non-GAAP ROIC from Adjusted Non-GAAP EFO
Non-GAAP Measure Description	Please see Appendix A for Adjusted non-GAAP ROIC from Adjusted consolidated EFO calculation. In 2021, the Adjusted non-GAAP EFO used in the Adjusted non-GAAP ROIC calculation did not exclude amortization of intangible assets of $32.0 million.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Non-GAAP EFO
Measure:: 3
Pay vs Performance Disclosure
Name	Cloud and Core Services GP
Kennet T. Lamneck [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 6,638,325
PEO Actually Paid Compensation Amount					10,466,880
Joyce A. Mullen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,498,947	$ 8,658,843	$ 10,693,722	$ 6,217,650
PEO Actually Paid Compensation Amount	684,103	(3,178,281)	21,050,619	5,877,012
PEO | Kennet T. Lamneck [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,750,037)
PEO | Kennet T. Lamneck [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,424,646
PEO | Kennet T. Lamneck [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,555,090
PEO | Kennet T. Lamneck [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					598,856
PEO | Kennet T. Lamneck [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Joyce A. Mullen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,085,326)	(6,902,996)	(8,218,464)	(3,258,530)
PEO | Joyce A. Mullen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,926,292	5,026,258	14,035,476	3,259,344
PEO | Joyce A. Mullen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,944,130)	(2,840,216)	3,436,806	(187,001)
PEO | Joyce A. Mullen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	288,320	89,223	1,103,079	(154,451)
PEO | Joyce A. Mullen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(7,209,393)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,361,155)	(1,393,010)	(2,464,121)	(1,892,846)	(1,112,583)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,761,724	1,004,538	4,074,844	1,957,516	1,251,910
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(573,287)	(883,107)	1,323,977	(55,134)	596,432
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,201	104,356	380,024	(52,348)	210,592
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (81,830)	$ (1,764,917)	$ 0	$ 0	$ 0